Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment
Depreciation is calculated using the straight-line method to allocate the cost, net of their residual values, over their estimated useful lives or, in the case of leasehold improvements, the shorter lease term as follows:

Assets	Useful life
Laboratory equipment	5-10 years
Leasehold improvements	Shorter of lease term or 5 years
Office equipment and furniture	3-5 years

(In thousands)	Laboratory equipment	Leasehold improvements	Office equipment, furniture and others	Assets under construction[i]	Total
As of January 1, 2021
Cost	$869	$224	$90	$292	$1,475
Accumulated depreciation	(224)	(124)	(64)	—	(412)
Net book value	$645	$100	$26	$292	$1,063
Year ended December 31, 2021
Opening net book value	$645	$100	$26	$292	$1,063
Exchange difference	82	9	3	5	99
Additions	4,636	122	133	3,779	8,670
Transfers	—	378	—	(378)	—
Disposals	(34)	—	(5)	—	(39)
Depreciation	(304)	(126)	(56)	—	(486)
Closing net book value	$5,025	$483	$101	$3,698	$9,307
As of December 31, 2021
Cost	$5,553	$733	$221	$3,698	$10,205
Accumulated depreciation	(528)	(250)	(120)	—	(898)
Net book value	$5,025	$483	$101	$3,698	$9,307

Year ended December 31, 2022
Opening net book value	$5,025	$483	$101	$3,698	$9,307
Exchange difference	(414)	(36)	1	(412)	(861)
Additions	312	65	119	1,455	1,951
Transfers	43	—	—	(43)	—
Depreciation	(494)	(151)	(78)	—	(723)
Impairment loss[i]	—	—	—	(4,698)	(4,698)
Closing net book value	$4,472	361	$143	$—	$4,976
As of December 31, 2022
Cost	$5,494	$762	$341	$—	$6,597
Accumulated depreciation	(1,022)	(401)	(198)	—	(1,621)
Net book value	$4,472	$361	$143	$—	$4,976

Year ended December 31, 2023
Opening net book value	$4,472	$361	$143	$—	$4,976
Exchange difference	(73)	(3)	—	—	(76)
Additions	83	—	—	—	83
Disposals	(1)	—	(1)	—	(2)
Depreciation	(494)	(131)	(82)	—	(707)
Closing net book value	$3,987	$227	$60	$—	$4,274
As of December 31, 2023
Cost	$5,503	$759	$340	$—	$6,602
Accumulated depreciation	(1,516)	(532)	(280)	—	(2,328)
Net book value	$3,987	$227	$60	$—	$4,274
(i)    The Group terminated a plan to build a facility for research and development laboratory, manufacturing and office use in the Taicang High-Tech Industrial Development Zone and recognized net impairment losses on the construction in process of USD 4.7 million for the year ended December 31, 2022.